Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ 37,118	₩ (444,185)
Inc. (Dec.)	153,919	481,303
Ending	191,037	37,118
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	147,224	153,136
Inc. (Dec.)	(3,866)	(5,912)
Ending	143,358	147,224
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	32,236	22,211
Inc. (Dec.)	(1,328)	10,025
Ending	30,908	32,236
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	219,431	119,114
Inc. (Dec.)	5,135	100,317
Ending	224,566	219,431
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	11,542	9,445
Inc. (Dec.)	11,441	2,097
Ending	22,983	11,542
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,733,999)	(1,818,461)
Inc. (Dec.)	130,616	84,462
Ending	(1,603,383)	(1,733,999)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	19,831	15,212
Inc. (Dec.)	(301)	4,619
Ending	19,530	19,831
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	383,503	137,326
Inc. (Dec.)	70,166	246,177
Ending	453,669	383,503
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(51,645)	7,036
Inc. (Dec.)	50,540	(58,681)
Ending	(1,105)	(51,645)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(121,820)	(95,683)
Inc. (Dec.)	(26,521)	(26,137)
Ending	(148,341)	(121,820)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	17,605	7,303
Inc. (Dec.)	(7,415)	10,302
Ending	10,190	17,605
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	63,515	61,801
Inc. (Dec.)	10,845	1,714
Ending	74,360	63,515
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(41,176)	(30,816)
Inc. (Dec.)	(9,276)	(10,360)
Ending	(50,452)	(41,176)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	108,598	112,555
Inc. (Dec.)	9,551	(3,957)
Ending	118,149	108,598
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	69,408	69,408
Ending	69,408	69,408
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	389,725	260,863
Inc. (Dec.)	(88,617)	128,862
Ending	301,108	389,725
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(486,022)	(969,550)
Inc. (Dec.)	150,970	483,528
Ending	(335,052)	(486,022)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	156,991	130,141
Inc. (Dec.)	(83,532)	26,850
Ending	73,459	156,991
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	153,876	168,021
Inc. (Dec.)	(19,139)	(14,145)
Ending	134,737	153,876
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	310,867	298,162
Inc. (Dec.)	(102,671)	12,705
Ending	208,196	310,867
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	72,406	91,839
Inc. (Dec.)	458	(19,433)
Ending	72,864	72,406
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	139,867	135,364
Inc. (Dec.)	105,162	4,503
Ending	₩ 245,029	₩ 139,867